Basis of Preparation - Additional Information (Details) € in Millions			12 Months Ended
	Jul. 17, 2018 USD ($)	Jul. 10, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2015 USD ($)
Basis of Preparation [Line Items]
Comprehensive loss after income tax			$ (35,869,000)				$ (76,468,000)	$ (5,166,000)
Net cash (outflows) in operating activities			(75,012,000)				(95,471,000)	(87,996,000)
Cash & cash equivalents			37,763,000				$ 45,761,000	$ 80,937,000		$ 110,701,000
Maximum available additional funds on equity facility			$ 90,000,000	$ 120,000,000
Additional equity facility available duration			12 months	12 months
Available-for-sale financial asset measured at FVOCI			$ 2,300,000
Financial liabilities arising from contingent consideration			42,100,000
Financial liabilities carried at amortized cost			59,400,000
Royalties receivable under sales-based milestones			5,900,000						€ 5.0
Milestone revenue relating to non-refundable up-front payment					$ 5,900,000	€ 5.0
NovaQuest
Basis of Preparation [Line Items]
Proceeds from funds receivable from debt financing and unissued capital			39,000,000
JCR Pharmaceuticals Co. Ltd
Basis of Preparation [Line Items]
Royalties receivable under sales-based milestones			5,100,000
Alofisel
Basis of Preparation [Line Items]
Payment from related parties for certain product regulatory milestones			$ 10,000,000
Strategic Alliance | NovaQuest
Basis of Preparation [Line Items]
Net proceeds from the entitlement offer recognized in cash and cash equivalents		$ 39,000,000
Strategic Alliance | Tasly
Basis of Preparation [Line Items]
Discontinued operation, consideration	$ 40,000,000